Other assets - Seed Capital and Private Equity Investments (Details) - Other Assets - NAV - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	$ 138	$ 218
Unfunded commitments	53	82
Seed capital
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	3	101
Unfunded commitments	0	$ 21
Fair value, investments, entities that calculate net asset value per share, liquidating investment, remaining period		7 days
Private equitiy investments (SBICs)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	130	$ 113
Unfunded commitments	$ 53	$ 61
Fair value, investments, entities that calculate net asset value per share, liquidating investment, remaining period	10 years	10 years
Other
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	$ 5	$ 4
Unfunded commitments	$ 0	$ 0
Minimum | Seed capital
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value, investments, entities that calculate net asset value per share, liquidating investment, remaining period	3 years	3 years
Maximum | Seed capital
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value, investments, entities that calculate net asset value per share, liquidating investment, remaining period	11 years	11 years